EMPLOYEE BENEFITS (Details) - ZAR (R)	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Employee benefits [Abstract]
Liabilities from share-based payment transactions	R 45,100,000	R 30,700,000
Liability for post-retirement medical benefits	8,700,000	8,300,000	R 7,900,000
Employee benefits	R 13,200,000	R 0	R 6,600,000